Average Annual Total Returns	12 Months Ended
Nov. 30, 2013
Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.93%)
Five Years	5.45%
Ten Years	3.72%
Inception Date	Apr. 07, 1986
Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.85%)
Five Years	5.54%
Ten Years	3.80%
Inception Date	May 14, 2001
Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%
Five Years	0.10%
Ten Years	1.28%
Inception Date	Sep. 03, 1997
Return After Taxes on Distributions | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.93%)
Five Years	5.45%
Ten Years	3.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.17%)
Five Years	5.15%
Ten Years	3.80%
New York Tax-Exempt Money Market Funds Average | Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.05%
Ten Years	1.03%
Barclays NY Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.15%)
Five Years	5.73%
Ten Years	4.24%
Barclays NY Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.15%)
Five Years	5.73%
Ten Years	4.24%